Bank Loans and Other Debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Aggregate annual principal payments of loans payable
Within 1 year	$ 21,775	$ 47,375
More than 1 year	756
Total	$ 22,531	$ 49,178